Transactions With Affiliates (tables)	12 Months Ended
Dec. 31, 2013
Related Party Fees and Other Arrangements, Limited Liability Company (LLC) or Limited Partnership (LP) [Abstract]
Commodity Price Swap Agreements Table
Below is a summary of the fixed price ranges on the Partnership’s outstanding commodity price swap agreements as of December 31, 2013 excluding the Hilight and Newcastle assets:

per barrel except natural gas	2014			2015			2016
Ethane	$18.36	−	$30.53	$18.41	−	$23.41	$23.11
Propane	$46.47	−	$53.78	$47.08	−	$52.99	$52.90
Isobutane	$61.24	−	$75.13	$62.09	−	$74.02	$73.89
Normal butane	$53.89	−	$66.01	$54.62	−	$65.04	$64.93
Natural gasoline	$71.85	−	$83.04	$72.88	−	$81.82	$81.68
Condensate	$75.22	−	$83.04	$76.47	−	$81.82	$81.68
Natural gas (per MMBtu)	$4.45	−	$6.20	$4.66	−	$5.96	$4.87

5.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

Below is a summary of the fixed prices or ranges on the Partnership’s outstanding commodity price swap agreements for the Hilight and Newcastle assets as of December 31, 2013:

per barrel except natural gas	2014
Propane			$40.38
Normal butane	$64.73	−	$66.83
Natural gasoline			$90.89
Condensate			$87.30
Natural gas (per MMBtu)			$3.45

Gains (Losses) on Commodity Price Swap Agreements Table
The following table summarizes realized gains and losses on commodity price swap agreements:

	Year Ended December 31,
thousands	2013	2012	2011
Gains (losses) on commodity price swap agreements related to sales: (1)
Natural gas sales	$21,382	$37,665	$33,845
Natural gas liquids sales	102,076	66,260	(36,802)
Total	123,458	103,925	(2,957)
Losses on commodity price swap agreements related to purchases (2)	(85,294)	(89,710)	(27,234)
Net gains (losses) on commodity price swap agreements	$38,164	$14,215	$(30,191)

(1)	Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.

(2)	Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded.

LTIP Award Activity Table

	2013		2012		2011
	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units
Phantom units outstanding at beginning of year	$41.77	25,619	$33.92	23,978	$20.19	17,503
Vested	$41.28	(14,695)	$33.20	(14,260)	$20.51	(15,119)
Granted	$62.49	5,920	$45.91	15,901	$35.66	21,594
Phantom units outstanding at end of year	$49.47	16,844	$41.77	25,619	$33.92	23,978

Equipment Purchase and Sale
Equipment purchases and sales. The following table summarizes the Partnership’s purchases from and sales to Anadarko of pipe and equipment:

	Year Ended December 31,
	2013	2012	2011	2013	2012	2011
thousands	Purchases			Sales
Cash consideration	$11,211	$24,705	$3,837	$85	$760	$382
Net carrying value	5,309	8,009	1,998	38	393	316
Partners’ capital adjustment	$5,902	$16,696	$1,839	$47	$367	$66

Related Party Transactions Tables
The following table summarizes the amounts the Partnership reimbursed to Anadarko:

	Year Ended December 31,
thousands	2013	2012	2011
General and administrative expenses	$16,882	$14,904	$11,754
Public company expenses	7,152	6,830	7,735
Total reimbursement	$24,034	$21,734	$19,489

The following table summarizes affiliate transactions, which include revenue from affiliates, reimbursement of operating expenses and purchases of natural gas:

	Year ended December 31,
thousands	2013	2012	2011
Revenues (1)	$805,526	$688,026	$647,419
Equity income, net	22,948	16,042	11,261
Cost of product (1)	129,045	145,250	83,722
Operation and maintenance (2)	56,435	51,237	51,339
General and administrative (3)	23,354	92,847	33,305
Operating expenses	208,834	289,334	168,366
Interest income, net (4)	16,900	16,900	24,106
Interest expense (5)	—	2,766	4,935
Distributions to unitholders (6)	169,150	98,280	68,039
Contributions from noncontrolling interest owners (7)	—	12,588	16,476
Distributions to noncontrolling interest owners (7)	—	6,528	9,437

(1)	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.

(2)
Represents expenses incurred on and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.

(3)
Represents general and administrative expense incurred on and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see The Incentive Plan and WGP LTIP and Anadarko Incentive Plans within this Note 5).

(4)
Represents interest income recognized on the note receivable from Anadarko. For the year ended December 31, 2011, this line item also includes interest income, net on affiliate balances related to the Non-Operated Marcellus Interest, the MGR assets and the Bison assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.

(5)
For the year ended December 31, 2012, includes interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. The Partnership repaid the note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.

(6)	Represents distributions paid under the partnership agreement.

(7)
As described in Note 2, the Partnership acquired the additional Chipeta interest on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.